Note 6 - Advances To Registered Representatives	12 Months Ended
Sep. 30, 2013
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investments in and Advances to Affiliates, Schedule of Investments [Text Block]

NOTE 6. ADVANCES TO REGISTERED REPRESENTATIVES

An analysis of advances to registered representatives for the fiscal years ended September 30, 2013 and 2012 is as follows:

Advances to Registered Representative
Balance, September 30, 2011	$952,000
Advances	203,000
Amortization or repayment of advances	(265,000)
Balance, September 30, 2012	890,000
Advances	270,000
Amortization or repayment of advances	(349,000)
Balance, September 30, 2013	$811,000

There were no unamortized advances outstanding at September 30, 2013 and 2012 attributable to registered representatives who ended their affiliation with National Securities prior to the fulfillment of their obligation.